LITIGATION AND CONTINGENCIES - Lawsuits and other legal actions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 CLP ($)
CONTINGENCIES AND COMMITMENTS
Contingent liability | R$			R$ 127,294,115
Estimated amount of loss | R$			569,660,017
Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		$ 1,472,915		$ 1,267,215
Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Loss contingency damages sought | R$	R$ 3,516,866,679
Embotelladora del Atlantico S.A. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		722,249		490,108
Time deposits to guaranty judicial liabilities | $		61,269
Rio De Janeiro Refrescos Ltda. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		53,001,124		52,997,682
Time deposits to guaranty judicial liabilities | $		24,406,656		25,845,561
Warranty insurance and bail letters | R$			2,442,962,831
Warranty insurance and bail letters commission percentage	0.13%
Rio De Janeiro Refrescos Ltda. | Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | R$			R$ 1,060,752,324
Ex-Companhia De Bebidas Ipiranga | Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Loss contingency damages sought | R$	R$ 647,235,052
Paraguay Refrescos S.A. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		$ 49,511		$ 46,891